Retirement Plan	12 Months Ended
Dec. 31, 2011
Retirement Plan [Abstract]
RETIREMENT PLAN

NOTE 12 – RETIREMENT PLAN

The Corporation has established a 401(k) profit sharing plan. Employees who have completed three months of service and attained the age of 18 are eligible to participate in the plan. Eligible employees can elect to have a portion, not to exceed 80%, of their annual compensation paid into the plan. In addition, the Corporation may make discretionary contributions into the plan. Retirement plan contributions charged to operations totaled $125,000, $110,000, and $120,000 in 2011, 2010, and 2009, respectively.